SHAREHOLDERS' EQUITY (Details) - Information regarding the 2003 and 2010 Share Plan - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Information regarding the 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares	366,200	493,991
Options Outstanding, Weighted Average Exercise Price Per Share	$ 17.86	$ 18.00
Options Exercised, Shares	(11,080)	(4,000)
Options Exercised, Weighted Average Exercise Price Per Share	$ 2.58	$ 2.58
Options Forfeited, Shares	(129,520)	(123,791)
Options Forfeited, Weighted Average Exercise Price Per Share	$ 17.72	$ 14.71
Options Outstanding and Exercisable, Shares	225,600
Options Outstanding and Exercisable, Weighted Average Exercise Price Per Share	$ 18.69
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 142,470
Options Outstanding, Shares		366,200
Options Outstanding, Weighted Average Exercise Price Per Share		$ 17.86
2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Information regarding the 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares	526,272	728,561
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.33	$ 5.75
Options Granted, Shares	557,000	60,400
Options Granted, Weighted Average Exercise Price Per Share	$ 2.92	$ 2.91
Options Exercised, Shares	(2,400)	(13,334)
Options Exercised, Weighted Average Exercise Price Per Share	$ 4.25	$ 2.58
Options Forfeited, Shares		(249,355)
Options Forfeited, Weighted Average Exercise Price Per Share		$ 6.24
Options Outstanding, Shares	1,080,872	526,272
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.12	$ 3.33
Options Outstanding, Aggregate Intrinsic Value	$ 3,569,079
Options Exercisable, Shares	659,439
Options Exercisable, Weighted Average Exercise Price Per Share	$ 3.16
Options Exercisable, Aggregate Intrinsic Value	$ 2,126,338